Income Taxes (Composition of income (loss) from continuing operations before income taxes (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income (loss) from continuing operations before income taxes: Israel	$ 20,783	$ 18,746	$ (4,761)
Income (loss) from continuing operations before income taxes: Non-Israeli	1,990	2,015	1,574
Income (loss) from continuing operations before incomes taxes	22,773	20,761	(3,187)
Income tax expense from continuing operations, Current: Israel		(306)	56
Income tax expense from continuing operations, Current: Non-Israeli	424	635	122
Current Income tax expense from continuing operations, Total	424	329	178
Deferred tax expense (benefit) from continuing operations: Israel	1,351	1,867	(5,125)
Deferred tax expense (benefit) from continuing operations: Non-Israeli	175	(166)	72
Deferred tax expense (benefit) from continuing operations, Total	1,526	1,701	(5,053)
Actual income tax expense (benefit)	$ 1,950	$ 2,030	$ (4,875)